Schedule of Investments
August 31, 2022 (unaudited)
Towpath Technology Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 92.09%

Biological products (No Diagnostic Substances) - 2.54%
Biogen, Inc. (2)	440	85,967

Computer & Office Equipment - 3.88%
HP, Inc.	2,800	80,388
International Business Machines Corp.	400	51,380

		131,768

Computer Storage Devices - 3.23%
NetApp, Inc.	1,520	109,638

Components & Accessories - 1.33%
Vishay Intertechnology, Inc.	2,300	45,241

Electrical Industrial Apparatus - 0.76%
GrafTech International Ltd.	4,400	25,872

Electronic Computers - 3.47%
Apple, Inc.	750	117,915

Optical Instruments & Lenses - 2.64%
KLA Corp.	260	89,474

Printed Circuit Boards - 2.97%
TTM Technologies, Inc. (2)	6,410	100,829

Retail-Catalog & Mail-Order Houses - 1.19%
Amazon.com, Inc. (2)	320	40,566

Semiconductors & Related Devices - 4.36%
MagnaChip Semiconductor Corp. (Luxembourg) (2)	4,600	53,820
Photronics, Inc. (2)	5,610	94,248

		148,068

Services-Business Services - 1.30%
Accenture PLC Class A (Ireland)	320	92,307
eBay, Inc.	1,000	44,130

		136,437

Services-Computer Intergrated Systems Design - 2.23%
Open Text Corp. (Canada)	2,400	75,552

		75,552

Services - Computer Processing & Data Preparation - 2.90%
CSG Systems International, Inc.	1,700	98,345

Services-Computer Programming Services - 4.20%
Cognizant Technology Solutions Corp. Class A
VeriSign, Inc. (2)	1,510	95,387
	260	47,377

		142,764

Services - Computer Programming, Data Processing, Etc. - 16.15%
Alphabet, Inc. Class A (2)	2,710	293,276
Baidu, Inc. (China) (2)	400	57,588
DXC Technology Co. (2)	3,700	91,686
Meta Platforms, Inc. Class A (2)	650	105,905

		548,455

Services-Management Consulting Services - 8.47%
Booz Allen Hamilton Holding Corp. Class A	880	84,216
CGI, Inc. Class A (Canada) (2)	1,350	106,920
The Hackett Group, Inc.	4,700	96,491

		287,627

Services - Prepackaged Software - 16.74%
Adobe, Inc. (2)	90	33,610
Check Point Software Technologies Ltd. (Israel) (2)	1,190	143,086
DropBox, Inc. Class A (2)	4,500	96,255
Microsoft Corp.	290	75,826
Progress Software Corp.	2,200	105,886
VMWare, Inc. Class A (2)	980	113,709

		568,372

Ship & Boat Building & Repairing - 3.05%
Huntington Ingalls Industries, Inc.	450	103,617

Telephone Communications (No Radiotelephone) - 1.23%
Verizon Communications, Inc.	1,000	41,810

Wholesale-Electronic Parts & Equipment - 6.73%
Arrow Electronics, Inc. (2)	710	74,415
Avnet, Inc.	1,300	57,057
Ituran Location & Control Ltd. (Israel)	3,906	97,103

		228,575

Total Common Stock	(Cost $ 3,200,489)	3,126,892

Money Market Fund - 8.21%

First American Government Obligations Fund Class X, 2.04% (3)	278,783	278,783

Total Money Market Fund	(Cost $ 278,783)	278,783

Total Investments - 100.30%	(Cost $ 3,479,272)	3,405,675

Liabilities in Excess of Other Assets- (0.30%)		(10,145)

Total Net Assets - 100.00%		3,395,530

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$3,405,675	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,405,675	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at August 31, 2022.